Shareholder Fees {- Fidelity Managed Retirement 2010 Fund}	Aug. 03, 2022 USD ($)
07.31 Fidelity Managed Retirement Funds K6 Combo PRO-06 | Fidelity Managed Retirement 2010 Fund
Shareholder Fees:
(fees paid directly from your investment)	none